2002
                                                               SEMIANNUAL REPORT
                                                                October 31, 2002
                                                                  (Unaudited)


National Investors
Cash Management Fund, Inc.

    o Money Market Portfolio

    o U.S. Government Portfolio

    o Municipal Portfolio



                          NATIONAL                       [LOGO]
                          INVESTOR
                          SERVICES CORP.
                          MEMBER NEW YORK STOCK EXCHANGE o SIPC


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                                            NATIONAL INVESTORS CASH MANAGEMENT FUND, INC.
                                              BOARD OF DIRECTORS AND EXECUTIVE OFFICERS

DIRECTORS                                                                       EXECUTIVE OFFICERS
Richard W. Dalrymple                       Theodore Rosen                       George 0. Martinez*
Chief Operating Officer of                 Managing Director of                 President and
National Center for                        Burnham Securities, Inc.             Chief Executive Officer
Disabilities Services                      and Chairman of
                                           the Board of
                                           Marathon Capital LLC


James F. Rittinger+                        Peter B. M. Eby                      Mary Nelson*
Partner                                    Corporate Director of                Treasurer  and
Satterlee Stephens                         George Weston Ltd.                   Chief Financial Officer
Burke & Burke LLP


*Affiliated person of the Distributor
+Interested Director

                                                TD WATERHOUSE ASSET MANAGEMENT, INC.
                                              BOARD OF DIRECTORS AND EXECUTIVE OFFICERS

DIRECTORS

Frank J. Petrilli                         Richard H. Neiman
Chairman, President,                      Executive Vice President,
Chief Operating Officer                   General Counsel and Secretary
and Chief Executive Officer

SENIOR OFFICERS

David A. Hartman                          B. Kevin Sterns                          Michele R. Teichner
Senior Vice President                     Executive Vice President                 Senior Vice President
Chief Investment Officer                  Chief Financial Officer and Treasurer    Compliance, Operations
                                                                                   and Administration


                                                     SERVICE PROVIDERS

           INVESTMENT MANAGER                         TRANSFER AGENT                     INDEPENDENT AUDITORS
   TD Waterhouse Asset Management, Inc.       National Investor Services Corp.              Ernst & Young LLP
             100 Wall Street                          55 Water Street                       5 Times Square
           New York, NY 10005                       New York, NY 10041                    New York, NY 10036

             ADMINISTRATOR &                             CUSTODIAN                           LEGAL COUNSEL
          SHAREHOLDER SERVICING                    The Bank of New York                   Shearman & Sterling
  TD Waterhouse Investor Services, Inc.              100 Church Street                    599 Lexington Avenue
             100 Wall Street                        New York, NY 10286                    New York, NY 10022
           New York, NY 10005
       Customer Service Department                      DISTRIBUTOR                  INDEPENDENT DIRECTORS COUNSEL
             1-800-934-4448                       Funds Distributor, Inc.               Willkie Farr & Gallagher
                                                      60 State Street                    787 Seventh Avenue
                                                     Boston, MA 02109                     New York, NY 10019


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2
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                 NATIONAL INVESTORS CASH MANAGEMENT FUND, INC.


[GRAPHIC OMITTED]

                     Stay the Course
                     With Investment Basics



DEAR SHAREHOLDER:

I am pleased to provide you with the National Investors Cash Management Fund, Inc. Semiannual Report for the six-month period ended October 31, 2002.

While 2002 was a year of continued uncertainty in the markets and geopolitical events, it may well prove to be a time in which investors who stuck with the basic principles of investing prepared the foundation for future gain.

Key among these basic principles is that of keeping an eye on one's individual goals and time horizons, rather than on fleeting market conditions. And that's where money market funds can come in handy. They can help you manage overall portfolio asset allocation by keeping ready cash available for an opportune investment.

Money market funds can also help you limit the vulnerability of your portfolio by diversifying your assets. When you spread the risk among a number of different investments -- including money market funds -- you can adjust your portfolio mix to maximize performance with an acceptable risk level.

While each of our money market funds pursues its own investment objective through distinct strategies, each is designed for short-term investing and provides ample diversification to keep risk at a tolerable level.

By investing in TD Waterhouse proprietary funds you've taken a major step towards building a portfolio designed to meet your financial goals. On behalf of all of us at TD Waterhouse, we appreciate your faith in our commitment to help you manage your money successfully.

If you have any questions, please call us at 1-800-934-4448. As always, we thank you for your business.

Sincerely,

/s/ Frank J. Petrilli
---------------------
Frank J. Petrilli
Chairman
National Investor Services Corp.

December 16, 2002


For a prospectus containing more complete information about the funds, please call 1-800-934-4448. Please read it carefully before investing or sending money.


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                 NATIONAL INVESTORS CASH MANAGEMENT FUND, INC.



[GRAPHIC OMITTED]

                  Commentary


MARKET REVIEW

While financial data were mixed during the six months ending October 31, 2002, overall the outlook remained positive as signs generally pointed to better economic times ahead. However, financial markets continued to worry about war with Iraq and the potential for more terrorist attacks on U.S. soil. Investor confidence was further eroded by a growing distrust of corporations after revelations of irregular accounting practices at prominent companies like telecommunications giant WorldCom and energy titan Enron.

As a result, stocks were down sharply for the six-month period despite a strong rebound in October. Technology-related shares in particular came under heavy selling pressure on concerns the strength of the economic recovery may fall short of expectations and hold back business spending on new equipment.

In contrast, bonds produced solid results as yields fell across all maturities, lifting prices and putting bonds on course to outperform stocks for a third year in a row. That has not happened since 1939-1941. In addition to tame inflation, low interest rates, and tempered economic growth, bonds benefited from the weakness in equity markets, as investors turned to fixed income investments as a relative safe haven amid all the economic and geopolitical uncertainty.

Economic growth has been uneven this year, rising an annualized 6.1% in the first quarter, 1.3% in the second, and 4.0% in the third. These oscillations reflect the mixed data. Industrial production began to fall in September, while the recovery in the manufacturing sector, another key indicator of economic health, stalled for a fourth month in October after several months of gathering steam earlier in the year. Meanwhile, capacity utilization remains near recessionary lows, suggesting it will be some time before firms need to invest in new capital equipment.

Job growth was up and down, too. An increase of 6,000 jobs was initially reported for July only to be raised later to 67,000, while the first August number was eventually revised upward from 39,000 to 107,000 new positions. That trend reversed as 13,000 jobs were lost in September and 5,000 eliminated in October. The recent decline in initial jobless claims could set the stage for a return to modest job gains in the near term.

At the same time, housing starts continued at a robust pace, surging in September to a 16-year high as mortgage rates hovered near their lowest levels in three decades. And record levels of mortgage refinancing were still providing some stimulus to the broader economy. Indeed, the consumer, who has been the mainstay of the economy the past year and a half, has generally held in. Overall gains in income, including increases in hourly wages as well as cash from mortgage refinancing, have fueled spending. Retail sales were strong throughout the period.

In the view of the Federal Reserve Open Market Committee ("Federal Reserve"), the economy is not down and out, it has just "hit a soft patch." Therefore, committee members voted unanimously in the first week of November to cut interest rates by a bigger-than-anticipated one-half of a percentage point. That pushed the target Federal Funds rate to a 40-year low of 1.25%. The central bank noted its concern that the economy was being held back by the uncertainty surrounding the mixed data and geopolitical risks, and that it could use a shot in the arm to bolster confidence.


OUTLOOK

Investors became more optimistic after the Federal Reserve trimmed interest rates in November. This latest cut may be enough to keep the recovery on track, but if not, subdued inflation gives the Federal Reserve leeway to reduce rates again. Another source of investor encouragement came from the Republicans' winning control of Congress in November's mid-term elections. This should provide President Bush with the necessary backing for more tax cuts to help jump-start the economy.



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4

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Still,  there  remain  some  potential  risks  going  forward,  such as wavering consumer confidence and anemic business investment. But we believe the economy should avoid a double-dip recession. Inflation and interest rates remain low, while employment and inventories are improving. That, along with the recent interest rate cuts, could go a long way in sustaining a turnaround. We expect the recovery to plod along, which is likely to keep the Federal Reserve on the sidelines well into 2003.



/s/ David A. Hartman

David A. Hartman
Senior Vice President and
Chief Investment Officer
TD Waterhouse Asset Management, Inc.
December 16, 2002




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                                                                               5



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                 NATIONAL INVESTORS CASH MANAGEMENT FUND, INC.


                       PORTFOLIO SUMMARIES AS OF 10/31/02

                                                     Money Market

                                                     Invests in high-quality money
                                                     market securities.

          Seven-Day Yield*                                  1.22%
          Seven-Day Effective Yield*                        1.23%

          Maturity Composition

          Average maturity is                        Average Maturity: 52 days
          the weighted average                       1-30 days           59.2%
          of the number of days                      31-60 days          16.5%
          to the maturity date                       61-90 days           8.6%
          or earliest date to put                    Over 90 days        15.7%
          or demand the principal
          and interest of a
          security.


          Portfolio Composition                      By Security Type

          All figures are shown
          as a percentage of the
          portfolio's investments.                [PIE CHART GRAPHIC OMITTED]
          All of the portfolio's
          securities are in the top
          tier of credit quality.
                                                  1.  49.5%  Corporate Obligations
                                                  2.  36.6%  Bank Obligations
                                                  3.   7.5%  Taxable Municipal
                                                             Commercial Paper
                                                  4.   6.0%  Government Obligations/
                                                             Repurchase Agreements
                                                  5.   0.4%  Other Obligations



* The seven-day yield is calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market portfolio yields fluctuate, and that past performance is not an indication of future results. A portion of the Portfolio's expenses was reduced during the reporting period. Without this reduction, the Portfolio's seven-day yield would have been: Money Market:
     1.05%; U.S. Government: 0.92%; Municipal: 0.84%. The seven-day effective yield would have been: Money Market: 1.06%; U.S. Government: 0.93%;
     Municipal: 0.85%.

**   Income may be subject to federal alternative minimum tax.

*** Tax-equivalent yield is 1.79% assuming a 2002 maximum federal income tax rate of 38.6%.




TDW #3202B Rev. 12/02



 6




                 NATIONAL INVESTORS CASH MANAGEMENT FUND, INC.


                       PORTFOLIO SUMMARIES AS OF 10/31/02



            U.S. Government                                    Municipal

    Invests in securities that are issued or      Invests primarily in high quality municipal
    guaranteed by the U.S. Government or          securities that pay dividends exempt from
    its agencies.                                 Federal income taxes.**

               1.09%                                                 1.09%
               1.10%                                                 1.10%***

    Average Maturity: 50 days                        Average Maturity: 54 days
    1-30 days                40.2%                   1-30 days                 71.5%
    31-60 days               29.9%                   31-60 days                 0.0%
    61-90 days                8.7%                   61-90 days                 0.0%
    Over 90 days             21.2%                   Over 90 days              28.5%



        By Security Type                                     By Security Type


     [PIE CHART GRAPHIC OMITTED]                        [PIE CHART GRAPHIC OMITTED]


    1.  63.8%    Agency Obligations                1.  41.1%   Daily Demand Notes
    2.  36.1%    U.S. Government Obligations       2.  19.2%   7-Day Demand Notes
    3.   0.1%    Other Obligations                 3.  14.5%   Tax -Exempt Commercial Paper
                                                   4.   9.4%   Tax -Exempt Notes
                                                   5.   8.7%   Tax -Exempt Bonds
                                                   6.   6.2%   Put Bonds
                                                   7.   0.9%   Other Obligations




* The seven-day yield is calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market portfolio yields fluctuate, and that past performance is not an indication of future results. A portion of the Portfolio's expenses was reduced during the reporting period. Without this reduction, the Portfolio's seven-day yield would have been: Money Market:
     1.05%; U.S. Government: 0.92%; Municipal: 0.84%. The seven-day effective yield would have been: Money Market: 1.06%; U.S. Government: 0.93%;
     Municipal: 0.85%.

**   Income may be subject to federal alternative minimum tax.

*** Tax-equivalent yield is 1.79% assuming a 2002 maximum federal income tax rate of 38.6%.




TDW #3202B Rev. 12/02

                                                                               7






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                                -----------------
                                TABLE OF CONTENTS
                                -----------------

                 Statement of Assets and Liabilities ........................ 9


                 Statement of Operations ....................................10


                 Statement of Changes in Net Assets .........................11


                 Financial Highlights .......................................12


                 Notes to Financial Statements ..............................15

                 Money Market Portfolio
                    Schedule of Investments .................................18


                 U.S. Government Portfolio
                    Schedule of Investments .................................21


                 Municipal Portfolio
                    Schedule of Investments  ................................23


                 Notes to Schedules of Investments  .........................26



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
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                                   NATIONAL INVESTORS CASH MANAGEMENT FUND, INC.

                                       STATEMENTS OF ASSETS AND LIABILITIES
                                                 October 31, 2002
                                                    (UNAUDITED)

                                                                     Money                 U.S.
                                                                    Market              Government             Municipal
                                                                   Portfolio             Portfolio             Portfolio
                                                             ------------------     ------------------     -----------------
ASSETS
  Investments in securities, at value (including
    repurchase agreements of $22,845,000,
    $160,305,000, and $0, respectively)                            $546,241,944         $579,142,650         $ 28,397,134
    Cash                                                                     74                  990              154,397
    Interest receivable                                               2,208,192              637,105              103,444
                                                                   ------------         ------------         ------------
           TOTAL ASSETS                                             548,450,210          579,780,745           28,654,975


LIABILITIES
  Payable for securities purchased                                   10,000,000           84,750,262                   --
  Payable to Investment Manager and its
    affiliates (Note 3)                                                 351,936              310,864               16,112
  Accrued expenses                                                      124,148              117,083               41,269
  Dividends payable to shareholders                                      17,995               15,154                  847
                                                                   ------------         ------------         ------------
           TOTAL LIABILITIES                                         10,494,079           85,193,363               58,228
                                                                   ------------         ------------         ------------


NET ASSETS                                                         $537,956,131         $494,587,382         $ 28,596,747
                                                                   ============         ============         ============


  Net assets consist of:
  Paid-in-capital                                                  $537,767,947         $494,584,085         $ 28,597,088
  Accumulated net realized gains (losses)
    from security transactions                                          188,184                3,297                 (341)
                                                                   ------------         ------------         ------------
  Net assets, at value                                             $537,956,131         $494,587,382         $ 28,596,747
                                                                   ============         ============         ============

Shares outstanding ($ .0001 par value
  common stock, 60 billion,
  20 billion, and 20 billion
  shares authorized, respectively)                                  537,767,947          494,584,085           28,597,088
                                                                   ============         ============         ============

Net asset value, redemption price and offering
  price per share (Note 2)                                         $       1.00         $       1.00         $       1.00
                                                                   ============         ============         ============




                                       Please see accompanying notes to financial statements.


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                                   NATIONAL INVESTORS CASH MANAGEMENT FUND, INC.


                                             STATEMENTS OF OPERATIONS
                                     For the Six Months Ended October 31, 2002
                                                    (UNAUDITED)

                                                                     Money                 U.S.
                                                                    Market              Government             Municipal
                                                                   Portfolio             Portfolio             Portfolio
                                                             ------------------     ------------------     -----------------

INVESTMENT INCOME
  Interest income                                              $ 5,630,284             $ 4,849,674             $ 223,018
                                                               -----------             -----------             ---------


EXPENSES
Investment management fees (Note 3)                                965,365                 879,575                47,732
Shareholder servicing fees (Note 3)                                689,548                 628,269                34,095
Transfer agent fees (Note 3)                                       551,644                 502,621                27,276
Administration fees (Note 3)                                       275,817                 251,306                13,638
Shareholder reports and mailing                                     56,873                  45,377                   968
Custody fees (Note 2)                                               28,393                  25,339                 2,869
Professional fees                                                   27,934                  16,278                 5,430
Registration fees                                                  (14,361)                 11,864                  (972)
Directors' fees (Note 4)                                             3,305                   3,304                 3,304
Other expenses                                                       9,296                   6,822                 3,236
                                                               -----------             -----------             ---------
  TOTAL EXPENSES                                                 2,593,814               2,370,755               137,576

Fees waived by the Investment Manager
  and its affiliates (Note 3)                                     (470,006)               (435,685)              (33,928)
                                                               -----------             -----------             ---------

  NET EXPENSES                                                   2,123,808               1,935,070               103,648
                                                               -----------             -----------             ---------

  NET INVESTMENT INCOME                                          3,506,476               2,914,604               119,370
                                                               -----------             -----------             ---------

NET REALIZED GAINS FROM
  SECURITY TRANSACTIONS                                              6,280                   2,938                    --
                                                               -----------             -----------             ---------

NET INCREASE IN NET ASSETS FROM
  OPERATIONS                                                   $ 3,512,756             $ 2,917,542             $ 119,370
                                                               ===========             ===========             =========




                                       Please see accompanying notes to financial statements.

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                                   NATIONAL INVESTORS CASH MANAGEMENT FUND, INC.


                                        STATEMENTS OF CHANGES IN NET ASSETS


                                                   Money                             U.S.
                                                  Market                          Government                       Municipal
                                                 Portfolio                         Portfolio                       Portfolio

                                        Six Months                       Six Months                       Six Month
                                           Ended            Year            Ended            Year           Ended          Year
                                        October 31,         Ended        October 31,         Ended       October 31,       Ended
                                           2002           April 30,         2002           April 30,        2002         April 30,
                                        (Unaudited)         2002         (Unaudited)         2002        (Unaudited)       2002
                                     ---------------  --------------- ---------------  ---------------  ------------- --------------

OPERATIONS:
   Net investment income             $   3,506,476    $    15,318,815    $  2,914,604  $    12,588,086   $    119,370  $    472,999
   Net realized gains
      from security transactions             6,280            186,837           2,938           21,486             --            10
                                     -------------    ---------------    ------------  ---------------   ------------  ------------

Net increase in net assets
   from operations                       3,512,756         15,505,652       2,917,542       12,609,572        119,370       473,009
                                     -------------    ---------------    ------------  ---------------   ------------  ------------


DISTRIBUTIONS TO
SHAREHOLDERS:
   From net investment income           (3,506,476)       (15,318,815)     (2,914,604)     (12,588,086)      (119,370)     (472,999)
                                     -------------    ---------------    ------------  ---------------   ------------  ------------

CAPITAL SHARE
TRANSACTIONS
($1.00 per share):
   Proceeds from shares sold           779,461,151      1,629,689,395     590,882,362    1,328,998,716     38,041,792    94,522,951
   Shares issued in reinvestment
      of dividends                       3,508,442         15,377,786       2,917,708       12,634,297        119,439       475,076
   Payments for shares redeemed       (765,073,560)    (1,780,629,262)    577,779,277)  (1,423,812,084)   (41,402,032)  (95,941,071)
                                     -------------    ---------------    ------------  ---------------   ------------  ------------

Net increase (decrease) in net assets
   from  capital share transactions     17,896,033       (135,562,081)     16,020,793      (82,179,071)    (3,240,801)     (943,044)
                                     -------------    ---------------    ------------  ---------------   ------------  ------------


TOTAL INCREASE (DECREASE)
IN NET ASSETS                           17,902,313       (135,375,244)     16,023,731      (82,157,585)    (3,240,801)     (943,034)

NET ASSETS:
   Beginning of period                 520,053,818        655,429,062     478,563,651      560,721,236     31,837,548    32,780,582
                                     -------------    ---------------    ------------  ---------------   ------------  ------------
   End of period                     $ 537,956,131    $   520,053,818    $494,587,382  $   478,563,651   $ 28,596,747  $ 31,837,548
                                     =============    ===============    ============  ===============   ============  ============


                                       Please see accompanying notes to financial statements.



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                                   NATIONAL INVESTORS CASH MANAGEMENT FUND, INC.


                                               FINANCIAL HIGHLIGHTS

Contained below is per share operating performance data for a share of common stock outstanding, ratios to average net assets, total investment return, and other supplemental data for each period indicated. This information has been derived from the Portfolio's financial statements.

                                                                         Money Market Portfolio

                                        Six Months
                                           Ended               Year               Year               Year                Year
                                        October 31,            Ended              Ended              Ended               Ended
                                           2002              April 30,          April 30,          April 30,           April 30,
                                        (Unaudited)            2002               2001               2000                1999*
                                       -------------      -------------      -------------       -------------      -------------

Per Share Operating
Performance

     Net asset value,
       beginning of period             $       1.000      $       1.000       $       1.000      $       1.000     $        1.000
                                       -------------      -------------      -------------       -------------      -------------

     Net investment income                     0.006              0.026               0.057              0.049              0.049
                                       -------------      -------------      -------------       -------------      -------------

     Distributions from
       net investment income                  (0.006)            (0.026)            (0.057)             (0.049)            (0.049)
                                       -------------      -------------      -------------       -------------      -------------

     Net asset value, end of period    $       1.000      $       1.000       $       1.000      $       1.000     $        1.000
                                       =============      =============      =============       =============      =============


Ratios

     Ratio of expenses to average
       net assets                          0.77% (A)              0.76%              0.75%               0.75%          0.75% (A)

     Ratio of net investment income
       to average net assets               1.27% (A)              2.63%              5.66%               4.89%          4.26% (A)

     Decrease reflected in above
       expense ratio due to waivers/
       reimbursements by the
       Investment Manager and
       its affiliates (Note 3)             0.17% (A)              0.20%              0.21%               0.20%          0.38% (A)



Supplemental Data

     Total investment return (B)           1.29% (A)              2.62%              5.81%               5.00%          5.23% (A)

     Net assets, end of period         $ 537,956,131      $ 520,053,818      $ 655,429,062       $ 771,517,180      $ 720,961,485
                                       =============      =============      =============       =============      =============


     Average net assets                $ 547,327,953      $ 582,423,461      $ 669,456,012       $ 793,427,494      $ 128,275,220
                                       =============      =============      =============       =============      =============


*    Portfolio commenced operations on May 20, 1998.
(A)  Annualized.
(B) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends.



                                       Please see accompanying notes to financial statements.


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                                   NATIONAL INVESTORS CASH MANAGEMENT FUND, INC.


                                         FINANCIAL HIGHLIGHTS (CONTINUED)

Contained below is per share operating performance data for a share of common stock outstanding, ratios to average net assets, total investment return, and other supplemental data for each period indicated. This information has been derived from the Portfolio's financial statements.

                                                                        U.S. Government Portfolio

                                        Six Months
                                           Ended               Year               Year               Year                Year
                                        October 31,            Ended              Ended              Ended               Ended
                                           2002              April 30,          April 30,          April 30,           April 30,
                                        (Unaudited)            2002               2001               2000                1999*
                                       -------------      -------------      -------------       -------------      -------------

Per Share Operating
Performance

     Net asset value,
       beginning of period             $       1.000      $       1.000      $       1.000      $        1.000      $      1.000
                                       -------------      -------------      -------------       -------------      -------------

     Net investment income                     0.006              0.024              0.055               0.048              0.014
                                       -------------      -------------      -------------       -------------      -------------

     Distributions from
       net investment income                  (0.006)            (0.024)            (0.055)             (0.048)            (0.014)
                                       -------------      -------------      -------------       -------------      -------------

     Net asset value, end of period    $       1.000      $       1.000      $       1.000      $        1.000      $       1.000
                                       =============      =============      =============       =============      =============


Ratios

     Ratio of expenses to average
       net assets                          0.77% (A)              0.76%              0.75%               0.75%          0.75% (A)

     Ratio of net investment income
       to average net assets               1.16% (A)              2.46%              5.54%               4.77%          4.10% (A)

     Decrease reflected in above
       expense ratio due to waivers/
       reimbursements by the
       Investment Manager and
       its affiliates (Note 3)             0.17% (A)              0.19%              0.19%               0.20%          0.37% (A)


Supplemental Data

     Total investment return (B)           1.17% (A)              2.46%              5.67%               4.88%          1.47% (A)

     Net assets, end of period         $ 494,587,382      $ 478,563,651      $ 560,721,236       $ 680,196,336      $ 640,012,038
                                       =============      =============      =============       =============      =============


     Average net assets                $ 498,521,744      $ 511,741,615      $ 586,109,217       $ 669,931,306      $ 117,827,697
                                       =============      =============      =============       =============      =============


*    Portfolio commenced operations on May 20, 1998.
(A)  Annualized.
(B) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends.



                                       Please see accompanying notes to financial statements.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         13



------------------------------------------------------------------------------------------------------------------------------------

                                   NATIONAL INVESTORS CASH MANAGEMENT FUND, INC.


                                         FINANCIAL HIGHLIGHTS (CONCLUDED)

Contained below is per share operating performance data for a share of common stock outstanding, ratios to average net assets, total investment return, and other supplemental data for each period indicated. This information has been derived from the Portfolio's financial statements.

                                                                           Municipal Portfolio

                                        Six Months
                                           Ended               Year               Year               Year                Year
                                        October 31,            Ended              Ended              Ended               Ended
                                           2002              April 30,          April 30,          April 30,           April 30,
                                        (Unaudited)            2002               2001               2000                1999*
                                       -------------      -------------      -------------       -------------      -------------
Per Share Operating
Performance

     Net asset value,
       beginning of period             $       1.000      $       1.000      $       1.000       $       1.000      $       1.000
                                       -------------      -------------      -------------       -------------      -------------
     Net investment income                     0.004              0.015              0.034               0.028              0.010
                                       -------------      -------------      -------------       -------------      -------------
     Distributions from
       net investment income                  (0.004)            (0.015)            (0.034)             (0.028)            (0.010)
                                       -------------      -------------      -------------       -------------      -------------
     Net asset value, end of period    $       1.000      $       1.000      $       1.000       $       1.000      $       1.000
                                       =============      =============      =============       =============      =============
Ratios

     Ratio of expenses to average
       net assets                            0.76% (A)            0.75%              0.74%               0.74%          0.74% (A)

     Ratio of net investment income
       to average net assets                 0.88% (A)            1.45%              3.36%               2.82%          2.31% (A)

     Decrease reflected in above
       expense ratio due to waivers/
       reimbursements by the
       Investment Manager and
       its affiliates (Note 3)               0.25% (A)            0.46%              0.51%               0.39%          0.86% (A)

Supplemental Data

     Total investment return (B)             0.88% (A)            1.47%              3.42%               2.87%          1.07% (A)

     Net assets, end of period           $  28,596,747    $  31,837,548      $  32,780,582       $  39,227,692      $  40,665,010
                                         =============    =============      =============       =============      =============


     Average net assets                  $  27,053,064    $  32,674,141      $  34,617,998       $  42,806,126      $   7,448,507
                                         =============    =============      =============       =============      =============


*    Portfolio commenced operations on May 20, 1998.
(A)  Annualized.
(B) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends.


                                       Please see accompanying notes to financial statements.


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14


--------------------------------------------------------------------------------
                  NATIONAL INVESTORS CASH MANAGEMENT FUND, INC.


                          NOTES TO FINANCIAL STATEMENTS
                                OCTOBER 31, 2002
                                   (UNAUDITED)

NOTE 1 -- ORGANIZATION

National Investors Cash Management Fund, Inc. (the "Fund") was organized as a Maryland corporation on August 19, 1996. The Fund is registered as an open-end management investment company with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "Act"). Shares of the Fund are registered under the Securities Act of 1933, as amended. The Money Market Portfolio, the U.S. Government Portfolio and the Municipal Portfolio (each a "Portfolio" and collectively the "Portfolios") are each diversified within the meaning of the Act. The investment objective of each Portfolio is to seek maximum current income to the extent consistent with liquidity and preservation of capital. The Money Market Portfolio has the flexibility to invest broadly in U.S. dollar-denominated securities of domestic and foreign issuers. The U.S. Government Portfolio offers an added measure of safety by investing exclusively in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities. The Municipal Portfolio offers investors tax-exempt income on a Federal level by investing primarily in municipal securities.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Fund's significant accounting policies:

Computation of Net Asset Value -- It is each Portfolio's policy to maintain a continuous net asset value of $1.00 per share. Each Portfolio has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that each Portfolio will be able to maintain a stable net asset value of $1.00 per share.

Securities Valuation -- Each Portfolio's securities are valued using the amortized cost method, which approximates market value. The amortized cost method involves initially valuing a security at its original cost and thereafter assuming a constant amortization to maturity of any discount or premium. At October 31, 2002, the cost of investments of each Portfolio for Federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Repurchase Agreements -- Each Portfolio may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Fund's Investment Manager, subject to the seller's agreement to repurchase and the Portfolio's agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Portfolio maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

Investment Income -- Interest income, including amortization of discounts and premiums on securities, is accrued as earned. Under the terms of the custody agreement, each Portfolio receives net earnings credits based on available cash balances left on deposit. Income earned under this arrangement is included in interest income.

Distributions to Shareholders -- Dividends arising from net investment income are declared daily and paid monthly. With respect to each Portfolio, net realized short-term capital gain, if any, may be distributed during the year and net realized long-term capital gain, if any, is distributed at least once each year. Income distributions and capital gain distributions are determined in accordance with income tax regulations.

Securities Transactions -- Securities transactions are accounted for on the trade date. Realized gain and loss from securities transactions are recorded on a specific identification basis.



--------------------------------------------------------------------------------
                                                                              15

--------------------------------------------------------------------------------
                  NATIONAL INVESTORS CASH MANAGEMENT FUND, INC.


                          NOTES TO FINANCIAL STATEMENTS
                                OCTOBER 31, 2002
                             (UNAUDITED) (CONTINUED)

Expenses -- Expenses directly attributable to each Portfolio are charged to that Portfolio's operations. Expenses that are applicable to more than one series of the Fund, including the Portfolios, are allocated on a pro rata basis.

Use of Estimates -- The Portfolios' financial statements are prepared in accordance with accounting principles generally accepted in the United States, which may require the use of management estimates and assumptions. Actual results could differ from these estimates.


NOTE 3 -- INVESTMENT MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES OF THE INVESTMENT MANAGER

Under the terms of an Investment Management Agreement with TD Waterhouse Asset Management, Inc. (the "Investment Manager"), a wholly-owned subsidiary of The Toronto-Dominion Bank, for the investment management services furnished to each Portfolio, such Portfolio pays the Investment Manager an annual investment management fee, on a graduated basis, equal to .35 of 1% of the first $1 billion of average daily net assets of each such Portfolio, .34 of 1% of the next $1 billion, and .33 of 1% of average daily net assets of each such Portfolio over $2 billion. For the six months ended October 31, 2002, the Investment Manager voluntarily waived management fees of $182,780, $169,433 and $13,210 for the Money Market, U.S. Government and Municipal Portfolios, respectively.

TD Waterhouse Investor Services, Inc. ("TD Waterhouse"), an affiliate of the Investment Manager, has been retained under an Administration Agreement to perform certain administrative services for the Fund. For the administrative services rendered to the Portfolios, each Portfolio pays TD Waterhouse a monthly fee at an annual rate of .10 of 1% of each Portfolio's average daily net assets. For the six months ended October 31, 2002, TD Waterhouse voluntarily waived administration fees of $52,223, $48,409 and $3,774 for the Money Market, U.S. Government and Municipal Portfolios, respectively.

TD Waterhouse has been retained under a Shareholder Services Agreement to perform certain shareholder services necessary for the operation of the Portfolios. The shareholder service plan adopted by the Fund provides that each Portfolio pays TD Waterhouse a monthly fee at an annual rate of .25 of 1% of average daily net assets. For the six months ended October 31, 2002, TD Waterhouse voluntarily waived shareholder services fees of $130,557, $121,024 and $9,395 for the Money Market, U.S. Government and Municipal Portfolios, respectively.

The Fund has entered into a Transfer Agency and Dividend Disbursing Agency Agreement with National Investor Services Corp. (the "Transfer Agent"), an affiliate of the Investment Manager, to perform transfer and dividend disbursing agency related services. For such services, each Portfolio pays the Transfer Agent a monthly fee at an annual rate of .20 of 1% of average daily net assets. For the six months ended October 31, 2002, the Transfer Agent voluntarily waived $104,446, $96,819 and $7,549 of its transfer agent fees for the Money Market, U.S. Government and Municipal Portfolios, respectively.



--------------------------------------------------------------------------------
16

--------------------------------------------------------------------------------
                  NATIONAL INVESTORS CASH MANAGEMENT FUND, INC.


                          NOTES TO FINANCIAL STATEMENTS
                                OCTOBER 31, 2002
                             (UNAUDITED) (CONCLUDED)

NOTE 4 -- DIRECTORS' FEES

Each Director who is not an "interested person" as defined in the Act, who serves on the Board of Directors/Trustees of one or more investment companies in the "Fund Complex" (which includes the Fund, TD Waterhouse Trust and TD Waterhouse Family of Funds, Inc.), receives, in the aggregate:

1.   a base annual retainer of $15,000, payable quarterly,
2. a supplemental annual retainer of $6,000, payable quarterly, if serving on the Board of Directors/Trustees of two companies in the Fund Complex, and
3. an additional supplemental annual retainer of $2,500, payable quarterly, if serving on the Board of Directors/Trustees of three companies in the Fund Complex, and
4.   a meeting fee of $3,000 for each meeting attended.

Compensation is allocated among the investment companies and their series, including the Portfolios.


NOTE 5 -- FEDERAL INCOME TAXES

It is each Portfolio's policy to comply with the special provisions of the Internal Revenue Code available to regulated investment companies. As provided therein, in any fiscal year in which a Portfolio so qualifies and distributes at least 90% of its taxable net income, the Portfolio (not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Portfolio's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gain (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The tax character of distributions paid to shareholders during the year ended April 30, 2002 were all tax-exempt income with respect to the Municipal Portfolio, and all ordinary income with respect to the Money Market and U.S. Government Portfolios. The tax character of distributions paid in fiscal 2003 will be determined at the end of the year.


--------------------------------------------------------------------------------
                                                                              17

------------------------------------------------------------------------------------------------------------------------------------
                                            NATIONAL INVESTORS CASH MANAGEMENT FUND, INC.
                                        Money Market Portfolio  o  Schedule of Investments
                                                         October 31, 2002
                                                          (Unaudited)

 PRINCIPAL                                                                                           ANNUALIZED
  AMOUNT                                                                                                YIELD (%)        VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CORPORATE OBLIGATIONS
                ASSET-BACKED OBLIGATIONS--18.5%
$  5,000,000    Bavaria TRR Corp., 1.81%, due 1/16/03 (Counterparty: Bayerische
                 Hypo-und Vereinsbank AG) (Note D)                                                        1.80      $     4,981,000
  10,000,000    Belford U.S. Capital Co., LLC, 1.80%, due 11/8/02 (Notes A, D)                            1.80           10,000,000
   6,000,000    Belford U.S. Capital Co., LLC, 1.82%, due 11/18/02 (Notes A, D)                           1.82            6,000,000
  10,000,000    Belford U.S. Capital Co., LLC, 1.83%, due 11/27/02 (Notes A, D)                           1.83           10,000,000
   6,000,000    CORSAIR Trust I-1002 (GECC Credit-linked Note) 2.00%, due 11/29/02
                (Reference Credit: General Electric Capital Corp.; Counterparty:
                 JPMorgan Chase Bank) (Notes A, B, D)                                                     2.00            6,000,000
  10,000,000    Credit and Repackaged Secs. Ltd., Ser. 2002-4 MTN, 2.05%, due 11/1/02
                (Reference Credit: BellSouth Corp.; Counterparty: Goldman Sachs & Co.) (Notes A, B, D)    2.05           10,000,000
  10,000,000    Credit and Repackaged Secs. Ltd., Ser. 2002-8 MTN, 1.98%, due 11/12/02
                (Reference Credit: AIG, Inc.; Counterparty: Goldman Sachs & Co.) (Notes A, B, D)          1.98           10,000,000
  15,000,000    Holdenby Capital Co., LLC, 1.80%, due 12/11/02 (LIQ: Commerzbank AG) (Note D)             1.81           14,970,000
   5,000,000    Liberty Lighthouse U.S. Capital Co., LLC, 1.82%, due 11/28/02 (Notes A, D)                1.83            4,999,258
  12,444,000    Long Lane Master Trust IV, CP Ser. 1999-A, 1.73%, due 12/2/02
                    (Counterparty: FleetBoston Financial Corp.)  (Note D)                                 1.74           12,425,462
  10,000,000    Zurich Trust Certificate Program, Ser. ZTC-2T, Cl. A Certificates, 1.88%, due 11/25/02
                (GTY: ZCM Matched Funding Corp.) (Notes A, D)                                             1.88           10,000,000
                                                                                                                     --------------
                                                                                                                         99,375,720
                                                                                                                     --------------

                BROKER/DEALER OBLIGATIONS--16.9%
  10,700,000    Bear Stearns Cos., Inc., 6.13%, due 2/1/03                                                1.82           10,811,460
   5,000,000    Credit Suisse First Boston (USA), Inc., 2.20%, due 11/13/02 (Note A)                      1.81            5,003,604
   3,000,000    Credit Suisse First Boston (USA), Inc., 2.15%, due 11/15/02 (Note A)                      1.71            3,003,596
   3,000,000    Credit Suisse First Boston (USA), Inc., 2.34%, due 1/21/03 (Note A)                       1.85            3,010,031
   4,000,000    Lehman Brothers Holdings, Inc., 6.63%, due 12/27/02                                       1.85            4,029,047
   6,000,000    Lehman Brothers Holdings, Inc., 6.25%, due 4/1/03                                         1.76            6,110,238
   6,000,000    Lehman Brothers Holdings, Inc., 2.37%, due 12/12/02 (Note A)                              1.85            6,003,643
  20,000,000    Merrill Lynch & Co., Inc., 1.85%, due 11/12/02 (Note A)                                   1.85           20,000,000
   3,000,000    Merrill Lynch & Co., Inc., 1.95%, due 12/10/02 (Note A)                                   1.76            3,001,815
   3,300,000    Merrill Lynch & Co., Inc., 1.99%, due 12/27/02 (Note A)                                   1.85            3,302,766
   2,400,000    Morgan Stanley, 2.02%, due 11/7/02 (Note A)                                               1.73            2,404,322
   3,800,000    Morgan Stanley, 1.90%, due 11/15/02 (Note A)                                              1.84            3,800,000
  15,000,000    Morgan Stanley, 1.90%, due 11/15/02 (Note A)                                              1.90           15,000,000
   1,552,000    Morgan Stanley, 2.01%, due 12/13/02 (Note A)                                              1.92            1,552,463
   3,983,000    Morgan Stanley, Dean Witter, Discover & Co., 7.13%, due 1/15/03                           2.50            4,019,770
                                                                                                                     --------------
                                                                                                                         91,052,755
                                                                                                                     --------------
                EXTENDIBLE COMMERCIAL NOTES--1.9%
  10,000,000    ASAP Funding Inc., 2.02%, due 12/3/02
                (Counterparty: Bank of America Corp., Citigroup, Inc.) (Notes D, F)                       2.04            9,982,044
                                                                                                                     --------------
                FINANCE & INSURANCE OBLIGATIONS--5.0%
   7,000,000    Associates Corp. of N.A., 2.01%, due 11/8/02 (Note A)                                     1.74            7,009,985
  20,000,000    Sigma Finance Inc., 1.78%, due 11/15/02 (Notes A, D)                                      1.79           19,999,589
                                                                                                                     --------------
                                                                                                                         27,009,574
                                                                                                                     --------------
                FUNDING AGREEMENTS--4.6%
  25,000,000    Metropolitan Life Insurance Co., 1.99%, due 1/2/03 (Notes A, B)                           1.99           25,000,000
                                                                                                                     --------------
                INDUSTRIAL & OTHER OBLIGATIONS--3.6%
  10,000,000    BellSouth Corp., 4.11%, due 4/26/03 (Note D)                                              2.66           10,068,164
   9,000,000    Public Service Co. of Colorado, 6.00%, due 4/15/03 (Insured: AMBAC)                       2.65            9,132,666
                                                                                                                     --------------
                                                                                                                         19,200,830
                                                                                                                     --------------
                TOTAL CORPORATE OBLIGATIONS--50.5%                                                                      271,620,923
                                                                                                                     --------------


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18


------------------------------------------------------------------------------------------------------------------------------------
                                            NATIONAL INVESTORS CASH MANAGEMENT FUND, INC.
                                        Money Market  Portfolio o Schedule of Investments
                                                         October 31, 2002
                                                          (Unaudited)


 PRINCIPAL                                                                                           ANNUALIZED
  AMOUNT                                                                                                YIELD (%)        VALUE
------------------------------------------------------------------------------------------------------------------------------------

                BANK OBLIGATIONS

                BANK NOTES--6.1%
$ 10,000,000    ABN-Amro Bank N.V., 1.96%, due 11/8/02 (Reference Credit:
                General Electric Capital Corp.) (Note A)                                                  1.96     $     10,000,000
  10,000,000    American Express Centurion Bank, 1.78%, due 11/14/02 (Note A)                             1.78           10,000,000
   3,000,000    Bank of America Corp., 1.95%, due 11/13/02 (Note A)                                       1.77            3,001,629
  10,000,000    Deutsche Bank AG, 1.87%, due 12/2/02 (Notes A, D)                                         1.67           10,005,783
                                                                                                                     --------------
                                                                                                                         33,007,412
                                                                                                                     --------------
                DOMESTIC/YANKEE CERTIFICATES OF DEPOSIT--13.0%
   5,000,000    ABN-Amro Bank N.V., 2.53%, due 12/20/02                                                   2.59            4,999,603
  10,000,000    ABN-Amro Bank N.V., 2.49%, due 1/6/03 (Note D)                                            2.48           10,000,178
  10,000,000    Bank of New York, NY, 1.73%, due 3/3/03                                                   1.73           10,000,000
  10,000,000    Canadian Imperial Bank of Commerce, 2.35%, due 12/17/02                                   2.51            9,998,073
  15,000,000    Canadian Imperial Bank of Commerce, 2.37%, due 2/11/03                                    2.35           15,000,838
  10,000,000    Danske Bank A/S, 2.37%, due 12/12/02                                                      2.21           10,001,742
  10,000,000    Svenska Handelsbanken AB, 2.27%, due 8/6/03                                               2.27           10,000,000
                                                                                                                     --------------
                                                                                                                         70,000,434
                                                                                                                     --------------
                DOMESTIC BANK SUPPORTED OBLIGATIONS--14.0%
   3,000,000    ACF Parking Ltd., Adj. Rate Tax. Securities, Ser. 2002, 1.95%
                  (LOC: Fifth Third Bank) (Note C)                                                        1.95            3,000,000
   8,505,000    Blue Hen Hotel LLC, (Univ. of DE Proj.) Ser. 2001, 2.00%
                  (LIQ: PNC Bank, N.A.; GTY: Univ. of DE Proj.) (Note C)                                  2.00            8,505,000
   5,000,000    Bradford Capital Partners, Ser. 2000A, 2.15% (LOC: PNC Bank, N.A.) (Note C)               2.15            5,000,000
   6,950,000    Carondelet Health System, 1.80%, due 11/15/02 (LOC: U.S. Bank, N.A.)                      1.80            6,945,135
   1,900,000    CEGW, Inc., Ser. 1999, 2.00% (LOC: PNC Bank, N.A.) (Note C)                               2.00            1,900,000
   4,200,000    Chipsco, Inc., Ser 2001A, 2.15% (LOC: PNC Bank, N.A.) (Note C)                            2.15            4,200,000
   5,635,000    Cincinnati Museum Center, Adj. Rate Tax. Securities, Ser. 2002, 1.95%
                (LOC: Fifth Third Bank) (Note C)                                                          1.95            5,635,000
   9,000,000    Fresh Advantage, Inc. Tax, Ser. 2001, 1.85% (LOC: Wachovia Bank, N.A.) (Note C)           1.85            9,000,000
   4,205,000    General Secretariat of the OAS, Tax., Ser. A, 1.85% (LOC: Bank of America, N.A.) (Note C) 1.83            4,205,000
   5,000,000    Gilligan Oil Co. Adj. Rate Tax. Securities Ser. 2002, 1.95%
                (LOC: Fifth Third Bank) (Note C)                                                          1.95            5,000,000
   2,000,000    J.P.S. Properties Diversified, Inc. Adj. Rate Tax. Securities,
                Ser. 2002, 1.95% (LOC: Fifth Third Bank) (Note C)                                         1.95            2,000,000
   4,350,000    Rockwall Dirt Co., Ltd. (Floating Rate Option Notes), 2.10%
                (LOC: Bank One, N.A.) (Note C)                                                            2.10            4,350,000
   6,025,000    Sawmill Creek Lodge Co., Ltd., Adj. Rate Tax. Securities, Ser. 2002, 1.95%
                (LOC: Fifth Third Bank) (Note C)                                                          1.95            6,025,000
   3,320,000    Two Gateway L.P., Adj. Rate Tax. Securities, Ser. 2002, 1.95%
                (LOC: Fifth Third Bank) (Note C)                                                          1.95            3,320,000
   2,000,000    Wagner Moving & Storage, Inc. Adj. Rate Tax. Securities,
                Ser 2002, 1.95%  (LOC: Fifth Third Bank) (Note C)                                         1.95            2,000,000
   3,925,000    Yuengling Beer Co., Inc., Ser. 1999A, 2.00% (LOC: PNC Bank, N.A.) (Note C)                2.00            3,925,000
                                                                                                                     --------------
                                                                                                                         75,010,135
                                                                                                                     --------------

                FOREIGN BANK SUPPORTED OBLIGATIONS--4.2%
   5,000,000    Banco Santander Brasil, S.A. Grand Cayman Branch, 1.81%,
                due 5/7/03 (LOC: Barclays Bank PLC)                                                       1.83            4,952,990
   3,000,000    Brooksby Village, Inc., Ser. 2002, 1.85% (LOC: LaSalle Bank N.A.) (Note C)                1.85            3,000,000
  10,000,000    HBOS Treasury Services PLC, 1.61% (GTY: Bank of Scotland) (Notes C, E)                    1.61           10,000,000
   4,700,000    St. Francis Place, CA (L.P. - St. Francis Place) Multi-Family Hsg.,
                Tax, Ser. 1998, 2.00% (LOC: Credit Suisse First Boston) (Notes C, D)                      2.00            4,700,000
                                                                                                                     --------------
                                                                                                                         22,652,990
                                                                                                                     --------------
                TOTAL BANK OBLIGATIONS--37.3%                                                                           200,670,971
                                                                                                                     --------------




                                                                                                                                19



------------------------------------------------------------------------------------------------------------------------------------
                                            NATIONAL INVESTORS CASH MANAGEMENT FUND, INC.
                                        Money Market Portfolio  o  Schedule of Investments
                                                         October 31, 2002
                                                          (Unaudited)

 PRINCIPAL                                                                                           ANNUALIZED
  AMOUNT                                                                                                YIELD (%)        VALUE
------------------------------------------------------------------------------------------------------------------------------------

                TAXABLE MUNICIPAL OBLIGATIONS
$ 10,000,000    Calcasieu Parish Inc., LA, IDB, Env. Rev. Bonds, Tax., (Citgo Petroleum Proj.)
                Ser. 1996, 1.81%, due 11/6/02 (LIQ: WestLB AG) (Note A)                                   1.83       $  10,000,000
   9,220,000    Calif. PCFA, Env. Imp. Rev. Bonds (Shell Oil Co. Proj.) Tax. Ser. 1998B, 1.83%
                (GTY: Shell Oil Co.) (Notes C, D)                                                         1.81           9,220,000
   6,000,000    City of San Jose Fin. Auth. Tax Lease Rev. Bonds (Ice Ctr. of San Jose Refunding
                & Imp. Proj.) Ser. 2000C, 1.83% (LIQ: JPMorgan Chase Bank; Insured: MBIA) (Note C)        1.83           6,000,000
   1,000,000    Jackson County, AL, IDR Tax. (Beaulieu of America, Inc. Project) Ser. 1991, 5.00%
                (LOC: Fortis Bank) (Note C)                                                               5.00           1,000,000
  10,000,000    NY City Hsg. Dev. Corp. 2002 Ser. A (Var. Tax. Chelsea Centro) 1.83%
                (LOC: Bayerische Landesbank GZ) (Note C)                                                  1.83          10,000,000
   5,000,000    Oak Ridge, TN, City of, IDB (ORAU) Ser. 2002, 1.91%
                (LOC: Allied Irish Banks, PLC) (Note C)                                                   1.91           5,000,000
                                                                                                                     --------------
                TOTAL TAXABLE MUNICIPAL OBLIGATIONS--7.7%                                                               41,220,000
                                                                                                                     --------------
                FANNIE MAE--1.8%
  10,000,000    Mortgage-backed Discount Notes, 1.71%, due 7/1/03                                         1.73           9,885,050
                                                                                                                     --------------
                REPURCHASE AGREEMENT--4.2%
  22,845,000    ABN-Amro Bank, N.V.
                ~ 1.93%, dated 10/31/02, due 11/1/02 in the amount of $22,846,225
                ~ fully collateralized by U.S. Government securities, coupon 6.00%-12.00%, maturity
                  12/1/04-09/1/29, value $23,301,900                                                      1.93          22,845,000
                                                                                                                     --------------

                TOTAL INVESTMENTS (cost $546,241,944)--101.5%                                                          546,241,944

                LIABILITIES IN EXCESS OF OTHER ASSETS, NET--(1.5)%                                                      (8,285,813)
                                                                                                                     --------------
                NET ASSETS--100.0%                                                                                  $  537,956,131
                                                                                                                    ===============


                         Please see accompanying notes to schedule of investments and financial statements.


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20




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                                   NATIONAL INVESTORS CASH MANAGEMENT FUND, INC.
                               U.S. GOVERNMENT PORTFOLIO   o  SCHEDULE OF INVESTMENTS
                                                 October 31, 2002
                                                    (Unaudited)
   PRINCIPAL                                                                                          ANNUALIZED
    AMOUNT                                                                                             YIELD (%)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
                FANNIE MAE--65.7%
$ 56,263,750    Mortgage-backed Discount Notes, 1.75%, due 12/2/02                                        1.75      $    56,178,964
  51,833,000    Mortgage-backed Discount Notes, 2.03%, due 4/1/03                                         2.06           51,391,656
  32,559,000    Mortgage-backed Discount Notes, 1.71%, due 12/2/02                                        1.72           32,511,057
  30,000,000    Notes, 1.74%, due 11/1/02 (Note A)                                                        1.74           29,999,663
  20,732,000    Mortgage-backed Discount Notes, 1.72%, due 1/8/03                                         1.73           20,664,644
  19,513,000    Mortgage-backed Discount Notes, 1.71%, due 12/17/02                                       1.72           19,470,364
  16,000,000    Mortgage-backed Discount Notes, 1.60%, due 2/3/03 (Note E)                                1.61           15,943,111
  15,000,000    Mortgage-backed Discount Notes, 1.72%, due 1/2/03                                         1.73           14,955,567
  15,000,000    Mortgage-backed Discount Notes, 1.74%, due 2/3/03                                         1.75           14,932,046
  12,681,000    Mortgage-backed Discount Notes, 1.60%, due 2/3/03                                         1.60           12,628,187
  10,000,000    Notes, 5.25%, due 1/15/03                                                                 2.08           10,063,024
   8,420,000    Mortgage-backed Discount Notes, 2.11%, due 12/2/02                                        2.15            8,404,701
   7,375,000    Mortgage-backed Discount Notes, 1.68%, due 12/2/02                                        1.69            7,364,331
   5,690,000    Notes, 6.25%, due 11/15/02                                                                2.01            5,699,002
   5,000,000    Mortgage-backed Discount Notes, 1.92%, due 11/1/02                                        1.95            5,000,000
   5,000,000    Mortgage-backed Discount Notes, 1.70%, due 1/2/03                                         1.71            4,985,361
   5,000,000    Mortgage-backed Discount Notes, 1.71%, due 7/1/03                                         1.73            4,942,525
   5,000,000    Notes, 1.65%, due 4/1/03                                                                  1.65            4,965,752
   5,000,000    Notes, 2.16%, due 5/30/03                                                                 2.20            4,937,146
                                                                                                                     --------------
                                                                                                                        325,037,101
                                                                                                                     --------------

                FEDERAL HOME LOAN BANK--2.2%
   1,000,000    Notes, 6.38%, due 11/15/02                                                                1.73            1,001,725
  10,000,000    Notes, 2.00%, due 9/12/03                                                                 2.00           10,000,000
                                                                                                                     --------------
                                                                                                                         11,001,725
                                                                                                                     --------------
                FREDDIE MAC--2.7%
  10,000,000    Notes, 2.27%, due 11/7/02                                                                 2.34            9,996,183
   1,000,000    Notes, 7.13%, due 11/18/02                                                                2.09            1,002,287
   2,500,000    Notes, 4.75%, due 3/15/03                                                                 2.00            2,524,654
                                                                                                                     -------------
                                                                                                                         13,523,124
                                                                                                                     --------------
                STUDENT LOAN MARKETING ASSOCIATION--4.1%
  10,000,000    Notes, 1.63%, due 11/5/02 (Note A)                                                        1.63           10,022,011
  10,000,000    Notes, 1.63%, due 11/12/02 (Note A)                                                       1.63           10,024,068
                                                                                                                     --------------
                                                                                                                         20,046,079
                                                                                                                     --------------
                U.S. GOVERNMENT GUARANTEED OBLIGATIONS--10.0%
  29,036,000    Alameda Leasing Ltd. (EXIM Bank Guaranteed Discount Notes) 1.76%, due 12/18/02            1.77           28,969,282
  20,307,000    Buchanan Leasing Ltd. (EXIM Bank Guaranteed Discount Notes) 1.76%, due 12/18/02           1.77           20,260,339
                                                                                                                     -------------
                                                                                                                         49,229,621
                                                                                                                     --------------



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                                                                                                                              21



------------------------------------------------------------------------------------------------------------------------------------
                                   NATIONAL INVESTORS CASH MANAGEMENT FUND, INC.
                               U.S. GOVERNMENT PORTFOLIO   o  SCHEDULE OF INVESTMENTS
                                                 October 31, 2002
                                                    (Unaudited)
   PRINCIPAL                                                                                          ANNUALIZED
    AMOUNT                                                                                             YIELD (%)           VALUE
------------------------------------------------------------------------------------------------------------------------------------

                REPURCHASE AGREEMENTS
$ 90,305,000    ABN-Amro Bank, N.V.
                ~ 1.92%, dated 10/31/02, due 11/1/02 in the amount of $90,309,816
                ~ fully collateralized by U.S. Government securities, coupon 7.00%-9.50%,
                   maturity 5/1/22-02/1/32, value $92,111,100                                             1.92     $   90,305,000
  70,000,000    Morgan Stanley Dean Witter
                ~ 1.92%, dated 10/31/02, due 11/1/02 in the amount of $70,003,733
                ~ fully collateralized by U.S. Government securities, coupon 0.00%,
                   maturity 10/15/19-04/15/30, value $71,400,277                                          1.92         70,000,000
                                                                                                                   --------------
                TOTAL REPURCHASE AGREEMENTS--32.4%                                                                    160,305,000
                                                                                                                   --------------


                TOTAL INVESTMENTS (cost $579,142,650)--117.1%                                                         579,142,650

                LIABILITIES IN EXCESS OF OTHER ASSETS, NET--(17.1)%                                                   (84,555,268)
                                                                                                                   ---------------

                NET ASSETS--100.0%                                                                                 $  494,587,382
                                                                                                                   ===============



                    Please see accompanying notes to schedules of investments and financial statements.



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22




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                                   NATIONAL INVESTORS CASH MANAGEMENT FUND, INC.
                                 MUNICIPAL PORTFOLIO   o   SCHEDULE OF INVESTMENTS
                                                 October 31, 2002
                                                    (Unaudited)
   PRINCIPAL                                                                                          ANNUALIZED
    AMOUNT                                                                                             YIELD (%)            VALUE
------------------------------------------------------------------------------------------------------------------------------------

                MUNICIPAL OBLIGATIONS:

                ALABAMA--1.7%
$    500,000    Montgomery PCR Bonds (General Electric), 1.35%, due 2/12/03                               1.35       $      500,000
                                                                                                                     --------------

                ALASKA--1.7%
     500,000    Valdez Marine Terminal Rev. Bonds (BP Amoco Pipeline Co. Proj.) 2.00% (Note C)            2.00              500,000
                                                                                                                     --------------

                CALIFORNIA--7.7%
   1,000,000    Muni Sec. Trust, Ser. JPMC3, 2.05% (LIQ: JPMorgan Chase Bank) (Notes C, D)                2.05            1,000,000
   1,198,607    Newman Capital Trust, Cl A , Ser. 2001-1, 2.05% (LIQ: Freddie Mac) (Notes C, D)           2.05            1,198,607
                                                                                                                     --------------
                                                                                                                          2,198,607
                                                                                                                     --------------
                COLORADO--5.3%
     300,000    Cherry Creek GO Bonds, 1.95% (LOC: Dresdner Bank AG) (Note C)                             1.95              300,000
   1,200,000    Denver City & Cty. Airport Rev. Bonds, Ser. 2000A, 1.25%, due 11/13/02
                (LOC: Bayerische Landesbank GZ, State Street Bank, WestLB AG)                             1.25            1,200,000
                                                                                                                     --------------
                                                                                                                          1,500,000
                                                                                                                     --------------
                FLORIDA--3.5%
   1,000,000    Palm Beach Cty. Rev. Bonds (Henry Flagler Proj.) 1.86%
                (LOC: Northern Trust Company) (Note C)                                                    1.85            1,000,000
                                                                                                                     --------------
                GEORGIA--1.8%
     220,000    Dekalb Cty. Hsg. Auth. SFM Rev. Bonds, Ser. 1997A, 2.15%
                (LIQ: Bank of New York) (Notes C, D)                                                      2.15              220,000
     300,000    Savannah EDA Rev. Bonds (Snap 1&2 Apts. Proj.) 2.15% (GIC: Societe Generale) (Note C)     2.15              300,000
                                                                                                                     --------------
                                                                                                                            520,000
                                                                                                                     --------------

                ILLINOIS--12.6%
     500,000    DFA Rev. Bonds (Kindlon Partners Proj.) 1.92% (LOC: LaSalle National Bank) (Note C)       1.92              500,000
     200,000    Educ. Facs. Auth. Rev. Bonds (Lincoln Park Society) 1.85%
                (LOC: LaSalle National Bank) (Note C)                                                     1.85              200,000
   1,000,000    HDA Rev. Bonds (MERLOT) Ser. A10, 1.85%, put 2/17/03 (LIQ: Wachovia Bank, N.A.) (Note D)  1.55            1,000,864
     400,000    Lake Cty. Solid Waste Rev. Bonds (Countryside Landfill Inc.) 2.00%
                (LOC: Morgan Guaranty Trust) (Note C)                                                     2.00              400,000
     695,000    Lake Cty. Solid Waste Rev. Bonds, 2.15% (LOC: LaSalle National Bank) (Note C)             2.15              695,000
     800,000    Madison Cty. Envir. Rev. Bonds (Shell- Wood River Proj.) Ser. 1997A, 2.05% (Note C)       2.05              800,000
                                                                                                                     --------------
                                                                                                                          3,595,864
                                                                                                                     --------------
                INDIANA--3.5%
   1,000,000    Indianapolis Airport Auth. Rev. Bonds, 1.60%, due 11/1/02 (LOC: Bank One, N.A.)           1.60            1,000,000
                                                                                                                     --------------

                KENTUCKY--4.9%
     400,000    Mayfield IDR Bonds (Kentucky League of Cities Pooled Lease Fin. Prog.) Ser. 1996, 1.95%
                (LOC: PNC Bank, N.A.) (Note C)                                                            1.95              400,000
   1,000,000    Mayfield IDR Bonds (Seaboard Farms of KY Inc. Proj.) 1.95% (LOC: SunTrust Bank) (Note C)  1.95            1,000,000
                                                                                                                     --------------
                                                                                                                          1,400,000
                                                                                                                     --------------
                MASSACHUSETTS--3.2%
     400,000    IDA Rev. Bonds (October Co. Inc. Proj.) 1.95% (LOC: Fleet National Bank, N.A.) (Note C)   1.95              400,000
     500,000    Pittsfield GO BANS, 2.75%, due 3/21/03                                                    2.00              501,410
                                                                                                                     --------------
                                                                                                                            901,410
                                                                                                                     --------------



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                                                                                                                              23




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                                   NATIONAL INVESTORS CASH MANAGEMENT FUND, INC.
                                 MUNICIPAL PORTFOLIO   o   SCHEDULE OF INVESTMENTS
                                                 October 31, 2002
                                                    (Unaudited)
   PRINCIPAL                                                                                          ANNUALIZED
    AMOUNT                                                                                             YIELD (%)               VALUE
------------------------------------------------------------------------------------------------------------------------------------

                MISSOURI--1.2%
$    350,000    Mineral Area Junior College Dist. GO Bonds, 6.80%, due 3/1/03 (Insured: MBIA)             1.70       $      355,794
                                                                                                                     --------------
                NEVADA--2.4%
     700,000    Henderson Cty. Pub. Imp. Trust  Rev. Bonds (Berry Plastics Corp. Proj.) Ser. 1991, 1.92%
                (LOC: Nationsbank, N.A.) (Note C)                                                         1.92              700,000
                                                                                                                     --------------
                NEW JERSEY--1.0%
     290,000    Cape May GO Bonds, 4.50%, due 11/1/02 (Insured: AMBAC)                                    1.70              290,000
                                                                                                                     --------------
                NEW YORK--3.5%
   1,000,000    NYC Transitional Fin. Auth. Recovery Notes, Ser. 4, 2.50%, due 2/26/03                    1.80            1,002,187
                                                                                                                     --------------
                OHIO--1.1%
     300,000    Columbus GO Bonds, 1.75% (LIQ: WestLB AG) (Note C)                                        1.75              300,000
                                                                                                                     --------------
                OKLAHOMA--5.2%
     495,000    Tulsa Parking Auth. Rev. Bonds (Williams Center Proj.) Ser. A, 1.80%, put 11/15/02
                (LOC: Bank of America, N.A.)                                                              1.80              495,000
   1,000,000    Water Resources Board, State Loan Prog. Rev. Bonds, Ser. 1999, 1.30%, put 3/3/03
                (SBPA: Bayerische Landesbank GZ)                                                          1.30            1,000,000
                                                                                                                     --------------
                                                                                                                          1,495,000
                                                                                                                     --------------
                SOUTH CAROLINA--3.2%
     500,000    Berkeley Cty. IDB (Amoco Chemical Proj.) Ser. 1997, 2.05% (Note C)                        2.05              500,000
     400,000    Florence Cty. Solid Waste Disp. Rev. Bonds (Roche Carolina, Inc.) Ser. 97, 2.05%
                (LOC: Union Bank of Switzerland) (Note C)                                                 2.05              400,000
                                                                                                                     --------------
                                                                                                                            900,000
                                                                                                                     --------------
                SOUTH DAKOTA--2.3%
     670,000    Sioux Falls Rev. Bonds (Evangelical Lutheran Proj.) 2.00% (SBPA: Norwest Corp.) (Note C)  2.00              670,000
                                                                                                                     --------------
                TENNESSEE--3.5%
   1,000,000    Metropolitan Government Davidson Cty. IDR Bonds (Timberlake Proj.) 1.85%
                (LOC: Fannie Mae) (Note C)                                                                1.85            1,000,000
                                                                                                                     --------------
                TEXAS--13.8%
     395,000    College Station GO Bonds, 6.25%, due 2/15/03 (Insured: FGIC)                              2.00              399,777
     250,000    Comal Cty. GO Bonds, 4.75%, due 2/1/03 (Insured: FSA)                                     2.00              251,697
     235,000    Fort Bend Cty. MUD # 28 GO Bonds, 4.40%, due 3/1/03 (Insured: MBIA)                       1.70              237,059
     500,000    Gulf Coast IDA Rev. Bonds (Citgo Petroleum Corp. Proj.) Ser. 2001, 2.10%,
                (LOC: Royal Bank of Canada) (Note C)                                                      2.10              500,000
     800,000    Lower Neches Valley Auth. Rev. Bonds (Exxon Mobil Corp. Proj.) 2.00% (Note C)             2.00              800,000
     230,000    Pasadena COP Rev. Bonds, 4.50%, due 4/1/03 (Insured: FGIC)                                2.00              232,341
     500,000    Pasadena ISD GO Bonds, 2.25%, put 4/1/03 (GTY: Texas Permanent School Fund)               2.20              500,101
   1,000,000    TRANS GO Notes, 2.75%, due 8/29/03                                                        1.37            1,011,223
                                                                                                                     --------------
                                                                                                                          3,932,198
                                                                                                                     --------------
                VARIOUS STATES--4.0%
     510,657    Pitney Bowes Credit Corp. Leasetops Muni Trust,  Ser. 1998-2, 2.00%, put 10/8/03
                (LIQ: Pitney Bowes Credit Corp.) (Note D)                                                 2.00              510,657
     625,417    Pitney Bowes Credit Corp. Leasetops Muni Trust,  Ser. 1999-2, 2.00%, put 10/15/03
                (LIQ: Pitney Bowes Credit Corp.) (Note D)                                                 2.00              625,417
                                                                                                                     --------------
                                                                                                                          1,136,074
                                                                                                                     --------------


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24




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                                   NATIONAL INVESTORS CASH MANAGEMENT FUND, INC.
                                 MUNICIPAL PORTFOLIO   o   SCHEDULE OF INVESTMENTS
                                                 October 31, 2002
                                                    (Unaudited)
   PRINCIPAL                                                                                          ANNUALIZED
    AMOUNT                                                                                             YIELD (%)               VALUE
------------------------------------------------------------------------------------------------------------------------------------

                VIRGINIA--3.5%
$  1,000,000    King George Cty. IDR Bonds (Birchwood Power Proj.) Ser. 1996, 2.00%
                (LOC: Credit Suisse First Boston)  (Note C)                                               2.00       $    1,000,000
                                                                                                                     --------------
                WASHINGTON--7.0%
   1,000,000    EDA Rev. Bonds (Seadrunar Proj.) 1.90% (LOC: US Bank, N.A.) (Note C)                      1.90            1,000,000
   1,000,000    Port of Seattle Rev. Bonds, Ser. 1997, 2.00% (LOC: Bank of New York) (Note C)             2.00            1,000,000
                                                                                                                     --------------
                                                                                                                          2,000,000
                                                                                                                     --------------
                WISCONSIN--1.7%
     500,000    HEFA Rev. Bonds (Divine Savior Healthcare) Ser. B, 1.90% (LOC: US Bank, N.A.) (Note C)    1.90              500,000
                                                                                                                     --------------
                TOTAL MUNICIPAL OBLIGATIONS (cost $28,397,134)--99.3%                                                    28,397,134

                OTHER ASSETS AND LIABILITIES, NET--0.7%                                                                     199,613


                NET ASSETS--100.0%                                                                                   $   28,596,747
                                                                                                                     ===============





          Please see accompanying notes to schedules of investments and financial statements.


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

--------------------------------------------------------------------------------
                  NATIONAL INVESTORS CASH MANAGEMENT FUND, INC.


                        NOTES TO SCHEDULES OF INVESTMENTS
                                October 31, 2002
                                   (Unaudited)


         (A) Variable rate note securities. The rates shown are the current rates on October 31, 2002. Dates shown represent the next interest reset date.

         (B) This obligation was acquired for investment, not with intent to distribute or sell. It is restricted as to public resale. These obligations were acquired at a cost of par. On October 31, 2002, the value of these securities amounted to $51,000,000 representing 9.5% of net assets of the Money Market Portfolio.

         (C) Securities payable on demand. The interest rate, which is subject to change, is based upon bank prime rates or an index of market rates.

         (D) Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2002, these securities amounted to $173,351,478, or 32.2% of net assets of the Money Market Portfolio and $4,555,545, or 15.9% of net assets of the Municipal Portfolio.

         (E) Security purchase on a when-issued basis.

         (F) Security may be extended at issuer's option as a floating rate note with a final maturity no longer than 390 days from date of purchase. Maturity date listed is the expected redemption date.


DESCRIPTION OF ABBREVIATIONS

AMBAC      American Municipal Bond Assurance Corporation       IDB     Industrial Development Board
BANS       Bond Anticipation Notes                             IDR     Industrial Development Revenue
COP        Certificates of Participation                       ISD     Independent School District
CP         Commercial Paper                                    LIQ     Liquidity Agreement
DFA        Developmental Finance Authority                     LOC     Letter of Credit
EDA        Economic Development Authority                      MBIA    Municipal Bond Investors Assurance Insurance Corporation
FSA        Financial Security Assurance Inc.                   MTN     Medium Term Note
FGIC       Financial Guaranty Insurance Company                MUD     Municipal Urban Development
GIC        Guaranteed Investment Contract                      PCFA    Pollution Control Finance Authority
GO         General Obligation                                  PCR     Pollution Control Revenue Bond
GTY        Guarantee                                           PLC     Public Limited Company
HDA        Housing Development Authority                       SBPA    Standby Bond Purchase Agreement
HEFA       Health and Education Facilities Authority           SFM     Single Family Mortgages
IDA        Industrial Development Authority                    TRANS   Tax Revenue Anticipation Notes




This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.


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                     NATIONAL                  [LOGO]
                     INVESTOR
                     SERVICES CORP.
                     MEMBER NEW YORK STOCK EXCHANGE o SIPC



                                                                     TDW #3104 B